Stockholders' Deficit (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Outstanding	4,626,245
Options Outstanding, Average Remaining Contractual Life (Years)	9 years
Options Outstanding, Weighted Averaged Exercise Price	$ 0.39	$ 0.08
Options Exercisable, Number Outstanding	2,916,801
Options Exercisable, Weighted Average Exercise Price	$ 0.31
0.08 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Outstanding	1,774,334
Options Outstanding, Average Remaining Contractual Life (Years)	8 years 6 months
Options Outstanding, Weighted Averaged Exercise Price	$ 0.08
Options Exercisable, Number Outstanding	1,585,861
Options Exercisable, Weighted Average Exercise Price	$ 0.08
0.55 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Outstanding	2,412,048
Options Outstanding, Average Remaining Contractual Life (Years)	9 years 2 months 12 days
Options Outstanding, Weighted Averaged Exercise Price	$ 0.55
Options Exercisable, Number Outstanding	1,118,159
Options Exercisable, Weighted Average Exercise Price	$ 0.55
0.71 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Outstanding	414,864
Options Outstanding, Average Remaining Contractual Life (Years)	9 years 10 months 24 days
Options Outstanding, Weighted Averaged Exercise Price	$ 0.71
Options Exercisable, Number Outstanding	206,531
Options Exercisable, Weighted Average Exercise Price	$ 0.71
2.36 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Outstanding	25,000
Options Outstanding, Average Remaining Contractual Life (Years)	9 years 4 months 24 days
Options Outstanding, Weighted Averaged Exercise Price	$ 2.36
Options Exercisable, Number Outstanding	6,250
Options Exercisable, Weighted Average Exercise Price	$ 2.36